MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

March 31, 2023 (Unaudited)

Mutual Funds (91.2%)	Shares	Value

Shelton Nasdaq-100 Index Inv Class	47,983	$ 1,365,111
Centre American Select Equity Class I	93,134	1,347,643
Vanguard Tax-Managed Capital Appreciation Adm Class	6,216	1,317,977
Columbia Dividend Income Class I2	38,089	1,113,716
T. Rowe Price Dividend Growth	15,790	1,029,196
T. Rowe Price All-Cap Opportunities	18,147	1,012,796
Hillman Value No Load	33,934	946,075
Putnam Large Cap Value Class Y	30,921	884,964
Vanguard Dividend Appreciation Index Adm Class	19,366	809,489
Neuberger Berman Large Cap Value Inv Class	18,872	807,549
Jensen Quality Growth Class I	13,853	789,897
Vanguard Equity Income Adm Class	9,582	788,502
Fidelity Large Cap Growth Index	41,279	785,950
Principal Blue Chip Class I	24,797	759,297
Fidelity Select Medical Tech & Devices	10,761	695,946
Loomis Sayles Growth Class Y	30,000	593,100
Hartford Equity Income Class Y	29,028	580,261
Akre Focus Class I	11,111	565,663
Primecap Odyssey Aggressive Growth	13,998	561,730
Fidelity Select Brokerage & Investment Management	4,752	513,501
Fidelity Select Health Care Services Portfolio	3,057	374,746

Total Mutual Funds (Cost $ 14,361,630)		17,643,109

Short-Term Securities (6.0%)

Fidelity Institutional Money Market (Cost $ 1,161,809)		1,161,809

Total Short-Term Securities		1,161,809

Total Investments in Securities (Cost $ 15,523,439) (97.2%)		18,804,918

Net Other Assets and Liabilities (2.8%)		545,295

Net Assets (100%)		$ 19,350,213

As of March 31, 2023, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$14,361,630
Unrealized appreciation	3,393,430
Unrealized depreciation	111,951
Net unrealized appreciation (depreciation)	3,281,479

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

March 31, 2023 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

MH Elite Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 17,643,109	-	-	$ 17,643,109
Short Term Investments	1,161,809	-	-	1,161,809
Total Investments in Securities	$ 18,804,918	-	-	$ 18,804,918

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2